Other liabilities and deferred credits (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other liabilities and deferred credits [Line items]
Personal injury and other claims provisions, net of current portion (Note 17)	226	263
Stock-based incentives liability, net of current portion (Note 11)	180	162
Environmental provisions, net of current portion (Note 17)	89	116
Deferred credits and other	267	282
Total other liabilities and deferred credits	762	823